Schedule of Investments
June 30, 2020 (unaudited)
Dividend Performers Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 104.09%

Accident & Health Insurance - 2.15%
Principal Financial Group, Inc.			4,219	175,257

Arrangement of Transportation of Freight & Cargo - 2.11%
Expeditors International of Washington, Inc.			2,260	171,850

Books: Publishing or Publishing & Printing - 2.02%
John Wiley & Sons, Inc., Class A			4,212	164,268

Computer & Office Equipment - 2.02%
International Business Machines Corp.			1,363	164,610

Construction Machinery & Equip - 2.17%
Caterpillar, Inc.			1,397	176,721

Construction Mining & Materials Handling Machinery & Equip - 2.08%
Dover Corp.			1,758	169,752

Electronic & Other Electrical Equipment (No Computer Equip) - 2.18%
Emerson Electric Co.			2,857	177,220

Electronic Components & Accessories - 2.10%
Hubbell, Inc.			1,365	171,116

Engines & Turbines - 2.12%
Cummins, Inc.			996	172,567

Fabricated Rubber Products, Inc. - 2.04%
Carlisle Companies, Inc.			1,388	166,102

Fire, Marine & Casualty Insurance - 4.31%
Hanover Insurance Group, Inc.			1,661	168,309
The Travelers Companies, Inc.			1,601	182,594

				350,903

Guided Missiles & Space Vehicles & Parts - 2.02%
Lockheed Martin Corp.			450	164,214

Hospital & Medical Service Plans - 2.03%
UnitedHealth Group Incorporated			560	165,172

Household Furniture - 2.18%
Legett & Platt, Inc.			5,061	177,894

Industrial Organic Chemicals - 2.19%
Sensient Technologies Corporation			3,424	178,596

Investment Advice - 4.24%
Ameriprise Financial, Inc.			1,170	175,547
Eaton Vance Corp.			4,398	169,763

				345,310

Metalworking Machinery & Equipment - 2.06%
Lincoln Electric Holdings, Inc.			1,991	167,722

Misc Industrial & Commerical Machinery & Equipment - 2.16%
Eaton Corporation Plc			2,014	176,185

Motors & Generators - 2.37%
Regal Beloit Corp.			2,213	193,239

Paper Mills - 2.12%
International Paper Co.			4,902	172,599

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.96%
Celanese Corp.			1,850	159,729

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 2.12%
Eastman Chemical Co.			2,482	172,847

Pumps & Pumping Equipment - 2.05%
ITT, Inc.			2,841	166,880

Radio & TV Broadcasting & Communications Equipment - 2.40%
Qualcomm Inc.			2,139	195,098

Railroads, Line-Haul Operating - 4.06%
CSX Corp.			2,324	162,076
Union Pacific Corp.			999	168,901

				330,977

Retail-Drug Stores And Proprietary Stores - 2.07%
Walgreens Boots Alliance, Inc.			3,980	168,712

Retail-Lumber & Other Building Materials Dealers - 4.32%
Lowe's Companies, Inc.			1,336	180,520
The Home Depot, Inc.			684	171,349

				351,869

Retail-Radio TV & Consumer Electronics Stores - 2.32%
Best Buy Co., Inc.			2,163	188,765

Retail-Variety Stores - 4.20%
Target Corp.			1,457	174,738
Walmart, Inc.			1,396	167,213

				341,951

Rubber & Plastics Footwear - 2.06%
NIKE, Inc. Class B			1,712	167,862

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.88%
Northrop Grumman Corp.			499	153,413

Semiconductors & Related Devices - 2.26%
Texas Instruments, Inc.			1,452	184,360

Services-Equipment Rental & Leasing, Nec - 2.48%
Aaron's, Inc.			4,456	202,302

Services-Help Supply Services - 2.14%
Robert Half International, Inc.			3,303	174,498

Ship & Boat Building & Repairing - 2.09%
General Dynamics Corp.			1,137	169,936

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 2.04%
Nucor Corp.			4,012	166,137

Surgical & Medical Instruments & Apparatus - 2.08%
3M Company			1,085	169,249

Trucking (No Local) - 2.11%
J.B. Hunt Transport Services, Inc.			1,431	172,207

Wholesale-Chemicals & Allied Products - 2.09%
Hawkins, Inc.			4,000	170,320

Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.43%
AmerisourceBergen Corp.			1,832	184,611
Cardinal Health, Inc.			3,182	166,068
McKesson Corp.			1,130	173,365

				524,044

Wholesale-Durable Goods - 2.08%
W.W. Grainger, Inc.			540	169,646

Wholesale-Industrial Machinery & Equipment - 2.17%
MSC Industrial Direct Co., Inc. Class A			2,425	176,564

Total Common Stock			(Cost $ 8,299,315)	8,478,663

Money Market Registered Investment Companies - 2.45%

First American Government Obligations Fund Class X .09% (5)			199,777	199,777

Total Money Market Registered Investment Companies			(Cost $ 199,777)	199,777

Total Investments - 106.80%			(Cost $ 8,613,469)	8,699,488

Liabilities in Excess of Other Assets - -.59%				(47,718)

Total Net Assets - 100.00%				8,145,520

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Put Options
SPDR S&P 500 ETF Trust, July 17, 2020, Put @ $255.00	258	7/17/2020	6,579,000	9,288
SPDR S&P 500 ETF Trust, August 21, 2020, Put @ $225.00	168	8/21/2020	3,780,000	11,760

	426		10,359,000	21,048

Put Options Written
SPDR S&P 500 ETF Trust, July 17, 2020, Put @ $310.00	258	7/17/2020	7,998,000	(187,050)
SPDR S&P 500 ETF Trust, August 21, 2020, Put @ $325.00	168	8/21/2020	5,460,000	(319,200)

	426		13,458,000	(506,250)

Total Options			(Cost $ -817,630)	(485,202)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$8,699,488	$(506,250)
Level 2 - Other Significant Observable Inputs				-
Level 3 - Significant Unobservable Inputs			-	-
Total			$8,699,488	$(506,250)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.